PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash generated from operating activities	$ (364,267)	¥ (2,376,832)	¥ (2,166,970)	¥ (1,310,694)
Net cash used in investing activities	(262,426)	(1,712,333)	(1,815,890)	(1,283,218)
Net cash generated from financing activities	617,483	4,029,070	7,240,746	3,988,402
Net increase/(decrease) in cash and cash equivalents and restricted cash	(6,496)	(42,384)	3,350,446	1,411,887
Cash and cash equivalents and restricted cash at beginning of years	763,437	4,981,429	1,630,983	219,096
Cash and cash equivalents and restricted cash at end of years	756,941	4,939,045	4,981,429	1,630,983
Parent Company | Reportable Legal Entities
Net cash generated from operating activities	20,001	130,504	17,722	45,469
Net cash used in investing activities	(1,042,461)	(6,802,055)	(5,419,820)	(2,800,092)
Net cash generated from financing activities	889,940	5,806,861	5,604,614	3,596,798
Net increase/(decrease) in cash and cash equivalents and restricted cash	(132,520)	(864,690)	202,516	842,175
Cash and cash equivalents and restricted cash at beginning of years	160,106	1,044,691	842,175
Cash and cash equivalents and restricted cash at end of years	$ 27,586	¥ 180,001	¥ 1,044,691	¥ 842,175